UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment: |X|; Amendment Number:  1
                         ---                    ---

This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisers Inc.
Address: 767 Third Avenue, 6th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY                 May 16, 2001
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        89

Form 13F Information Table Value Total: $1,558,808,305

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
2         28-6774                       OrbiMed Advisors LLC


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                           FORM 13F INFORMATION TABLE
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      Column 1                  Column 2    Column 3      Column 4       Column 5      Column 6      Column 7         Column 8
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                                                                                      Investment                  Voting Authority
                                                                                      Discretion                      (Shares)

                                Title of     CUSIP                                     Shared  Shared  Other
   Name of Issuer                 Class      Number      Market Value      SHRS    Sole Define  Other Managers   Sole    Share None
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                COM      2824100       56,628,000    1,200,000   X                         1,200,000
Abgenix, Inc                       COM     00339B107      29,396,187    1,241,000   X                         1,241,000
Abgenix, Inc                       COM     00339B107      13,269,737      560,200   X                   2       560,200
Acacia Research Corp.              COM      3881109          605,719       92,300   X                            92,300
Acacia Research Corp.              COM      3881109          599,812       91,400   X                   2        91,400
Adolor Corp.                       COM     00724X102       6,259,472      318,954   X                           318,954
Adolor Corp.                       COM     00724X102       6,259,472      318,954   X                   2       318,954
Alexion Pharmaceuticals, Inc.      COM     015351109       4,790,625      210,000   X                           210,000
Alexion Pharmaceuticals, Inc.      COM     015351109       3,421,875      150,000   X                   2       150,000
American Home Products             COM      26609107      64,478,125    1,097,500   X                         1,097,500
American Home Products             COM      26609107      45,061,250      767,000   X                   2       767,000
Applera Corp-Celera Genomics       COM      38020202      35,520,690    1,151,400   X                         1,151,400
Applera Corp-Celera Genomics       COM      38020202       6,018,835      195,100   X                   2       195,100
Amgen Inc.                         COM      31162100      48,932,437      813,000   X                           813,000
Amgen Inc.                         COM      31162100      19,982,250      332,000   X                   2       332,000
Arena Pharma.                      COM      40047102      14,820,321      832,018   X                           832,018
Arqule Inc.                        COM     04269E107      10,855,725      819,300   X                           819,300
Arqule Inc.                        COM     04269E107       9,252,475      698,300   X                   2       698,300
Aurora Biosciences Corp.           COM      51920106       2,824,250      158,000   X                           158,000
Aurora Biosciences Corp.           COM      51920106       3,306,875      185,000   X                   2       185,000
Aviron                             COM     053762100      26,974,062      649,000   X                           649,000
Aviron                             COM     053762100      10,723,125      258,000   X                   2       258,000
Axcan Pharma Inc.                  COM     054923107       1,440,000      153,600   X                           153,600
Axcan Pharma Inc.                  COM     054923107       1,747,500      186,400   X                   2       186,400
Bio-Technology General             COM     090578105      20,498,400    3,285,000   X                         3,285,000
Bio-Technology General             COM     090578105      11,540,880    1,849,500   X                   2     1,849,500
Caliper Technologies               COM     130876105      22,121,887    1,371,900   X                         1,371,900
Caliper Technologies               COM     130876105      11,363,287      704,700   X                   2       704,700
Celgene Corp.                      COM     151020104       5,000,000      200,000   X                   2       200,000
Cell Therapeutics Inc.             COM     150934107         584,762       32,600   X                            32,600
Cell Therapeutics Inc.             COM     150934107         654,719       36,500   X                   2        36,500
Chiron Corp.                       COM     170040109      30,712,500      700,000   X                           700,000
Ciphergen Biosystems               COM     17252Y104       2,933,342      661,035   X                           661,035
Ciphergen Biosystems               COM     17252Y104       1,553,249      350,028   X                   2       350,028
Compugen Ltd                       COM     M25722105          35,084       10,300   X                            10,300
Compugen Ltd                       COM     M25722105           9,878        2,900   X                   2         2,900
COR Therapeutics Inc.              COM     217753102      24,338,250    1,081,700   X                         1,081,700
COR Therapeutics Inc.              COM     217753102       9,249,750      411,100   X                   2       411,100
Depomed Inc.                       COM      24990814       5,914,197    1,428,550   X                   2     1,428,550
Discovery Laboratories Inc.        COM     254668106      13,170,184    3,512,049   X                   2     3,512,049
Eli Lilly & Company                COM     532457108      69,875,590      911,500   X                           911,500
Eli Lilly & Company                COM     532457108      39,249,920      512,000   X                   2       512,000
Enchira Biotech.                   COM     29251Q107         635,000      635,000   X                           635,000
Enchira Biotech.                   COM     29251Q107         620,000      620,000   X                   2       620,000
Entremed Inc.                      COM     29382F103       1,985,856      119,450   X                           119,450
Entremed Inc.                      COM     29382F103       2,317,525      139,400   X                   2       139,400
Enzon Inc.                         COM     293904108      14,250,000      300,000   X                           300,000
Enzon Inc.                         COM     293904108       4,750,000      100,000   X                   2       100,000
Forest Laboratories - CL A         COM     345838106      31,752,640      536,000   X                           536,000
Forest Laboratories - CL A         COM     345838106      28,079,760      474,000   X                   2       474,000
Genzyme Corp. General Division     COM     372917104      64,766,610      717,000   X                           717,000
Genzyme Corp. General Division     COM     372917104      35,499,690      393,000   X                   2       393,000
Gilead Sciences Inc.               COM     375558103      47,645,000    1,466,000   X                         1,466,000
Gilead Sciences Inc.               COM     375558103      26,650,000      820,000   X                   2       820,000
ICN Pharmaceuticals                COM     448924100       4,399,390      173,000   X                           173,000
ICN Pharmaceuticals                COM     448924100       4,679,120      184,000   X                   2       184,000
Immunex Corp.                      COM     452528102       5,195,437      363,000   X                           363,000
Immunex Corp.                      COM     452528102      15,028,125    1,050,000   X                   2     1,050,000
Immunomedics Inc.                  COM     452907108         719,950       74,800   X                            74,800
Immunomedics Inc.                  COM     452907108         913,412       94,900   X                   2        94,900
Incyte Genomics Inc.               COM     45337C102      23,853,900    1,554,000   X                         1,554,000
Incyte Genomics Inc.               COM     45337C102      12,126,500      790,000   X                   2       790,000
Molecular Devices Corp             COM     60851C107      12,512,500      275,000   X                           275,000
Neopharm                           COM     640919106       8,011,369      375,900   X                           375,900
Neopharm                           COM     640919106       4,507,594      211,500   X                   2       211,500
Orapharma Inc.                     COM     68554E106      10,156,250    1,300,000   X                         1,300,000
Orchid Biosciences                 COM     68571P100       5,261,808    1,107,749   X                         1,107,749
Orchid Biosciences                 COM     68571P100       6,562,030    1,381,480   X                   2     1,381,480
Orphan Medical, Inc.               COM     687303107       7,492,187      685,000   X                           685,000
Orphan Medical, Inc.               COM     687303107       6,343,750      580,000   X                   2       580,000
Pfizer Inc.                        COM     717081103      82,022,850    2,003,000   X                         2,003,000
Pfizer Inc.                        COM     717081103      63,063,000    1,540,000   X                   2     1,540,000
Pharmacia Corp.                    COM     71713U102      72,129,840    1,432,000   X                         1,432,000
Pharmacia Corp.                    COM     71713U102      42,235,245      838,500   X                   2       838,500
Pharmacopeia Inc.                  COM     71713B104      32,514,625    1,819,000   X                         1,819,000
Pharmacopeia Inc.                  COM     71713B104       9,581,000      536,000   X                   2       536,000
Pozen Inc                          COM     73941U102         280,000       35,000   X                            35,000
Pozen Inc                          COM     73941U102         312,000       39,000   X                   2        39,000
Praecis Pharmaceutical, Inc.       COM     739421105      27,926,456    1,400,700   X                         1,400,700
Praecis Pharmaceutical, Inc.       COM     739421105      21,009,779    1,053,782   X                   2     1,053,782
SangStat Medical Corp.             COM     801003104       9,362,237    1,054,900   X                         1,054,900
SangStat Medical Corp.             COM     801003104       9,186,512    1,035,100   X                   2     1,035,100
Schering-Plough Corporation        COM     806605101      41,534,610    1,137,000   X                         1,137,000
Schering-Plough Corporation        COM     806605101      26,484,250      725,000   X                   2       725,000
Triangle Pharmaceuticals Inc.      COM     89589H104       6,210,000    1,080,000   X                         1,080,000
Triangle Pharmaceuticals Inc.      COM     89589H104       7,015,000    1,220,000   X                   2     1,220,000
Tularik Inc.                       COM     899165104      17,149,400      902,600   X                           902,600
Tularik Inc.                       COM     899165104      11,217,600      590,400   X                   2       590,400
Vysis Inc.                         COM     928961101         883,800      147,300   X                           147,300
Total                                                  1,558,808,305   64,649,249                            64,649,249
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